Superannuation commitments - Asset allocation (Details)	Sep. 30, 2019	Sep. 30, 2018
Australia
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Australia | Cash
Superannuation commitments
Asset allocation percentage	3.00%	5.00%
Australia | Equity instruments
Superannuation commitments
Asset allocation percentage	45.00%	45.00%
Australia | Debt instruments
Superannuation commitments
Asset allocation percentage	28.00%	28.00%
Australia | Property
Superannuation commitments
Asset allocation percentage	10.00%	10.00%
Australia | Other
Superannuation commitments
Asset allocation percentage	14.00%	12.00%
Overseas
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Overseas | Cash
Superannuation commitments
Asset allocation percentage	3.00%	2.00%
Overseas | Equity instruments
Superannuation commitments
Asset allocation percentage	7.00%	7.00%
Overseas | Debt instruments
Superannuation commitments
Asset allocation percentage	5.00%	80.00%
Overseas | Property
Superannuation commitments
Asset allocation percentage	1.00%	1.00%
Overseas | Other
Superannuation commitments
Asset allocation percentage	84.00%	10.00%
Parent Entity | Australia
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Parent Entity | Australia | Cash
Superannuation commitments
Asset allocation percentage	3.00%	5.00%
Parent Entity | Australia | Equity instruments
Superannuation commitments
Asset allocation percentage	45.00%	45.00%
Parent Entity | Australia | Debt instruments
Superannuation commitments
Asset allocation percentage	28.00%	28.00%
Parent Entity | Australia | Property
Superannuation commitments
Asset allocation percentage	10.00%	10.00%
Parent Entity | Australia | Other
Superannuation commitments
Asset allocation percentage	14.00%	12.00%
Parent Entity | Overseas
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Parent Entity | Overseas | Cash
Superannuation commitments
Asset allocation percentage	3.00%	2.00%
Parent Entity | Overseas | Equity instruments
Superannuation commitments
Asset allocation percentage	7.00%	7.00%
Parent Entity | Overseas | Debt instruments
Superannuation commitments
Asset allocation percentage	5.00%	80.00%
Parent Entity | Overseas | Property
Superannuation commitments
Asset allocation percentage	1.00%	1.00%
Parent Entity | Overseas | Other
Superannuation commitments
Asset allocation percentage	84.00%	10.00%